Schedule of Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loss from operations before income taxes:
US	$ (22,067)	$ (12,855)
Foreign	(17,157)	(4,947)
Loss from operations before income taxes	$ (39,224)	$ (17,802)